Operating leases - Operating lease liabilities of office rental arrangements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Operating lease liabilities, current	$ 28,624	$ 28,227
Operating lease liabilities, non-current	128,434	$ 156,282
Office Rental [Member]
Property, Plant and Equipment [Line Items]
December 31, 2026	1,195
December 31, 2027	812
December 31, 2028	721
December 31, 2029	169
December 31, 2030	59
Total undiscounted lease payments	2,956
Discount based on incremental borrowing rate	(224)
Present value of lease liability	2,732
Operating lease liabilities, current	1,102
Operating lease liabilities, non-current	$ 1,630